Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Income Statement information:
Net interest income (expense)	$ 5,155	$ 5,434	$ 5,268	$ 4,875	$ 5,279	$ 5,385	$ 5,213	$ 4,833	$ 20,732	$ 20,711
Other revenue - external customers									14,740	13,551
Other revenue - other segments									105	306
Net interest income and other revenue									35,577	34,568
Non-interest expense	7,212	6,725	6,871	6,676	7,972	6,823	8,398	7,060	27,484	30,253
Significant noncash items:
Depreciation and amortization									1,232	1,783
Fixed asset and software impairment									65	609
Goodwill impairment										381
Provision for loan losses									1,350	1,994
Income tax expense (benefit)	667	513	391	358	157	137	237	127	1,929	658
Segment profit (loss)	1,524	1,304	1,014	972	274	603	777	11	4,814	1,664
Balance sheet information:
Total assets	638,234				628,664				638,234	628,664
Goodwill and intangibles	17,572				18,202				17,572	18,202
Premises and equipment expenditures									833	680
Banking [Member]
Income Statement information:
Net interest income (expense)									22,760	22,301
Other revenue - external customers									12,427	10,187
Other revenue - other segments									289	301
Net interest income and other revenue									35,476	32,789
Non-interest expense									24,974	24,172
Significant noncash items:
Depreciation and amortization									942	870
Fixed asset and software impairment									65
Goodwill impairment
Provision for loan losses									1,350	1,994
Income tax expense (benefit)									2,719	1,824
Segment profit (loss)									6,434	4,799
Balance sheet information:
Total assets	633,353				623,501				633,353	623,501
Goodwill and intangibles	17,572				18,202				17,572	18,202
Premises and equipment expenditures									1,019	560
Data Processing [Member]
Income Statement information:
Net interest income (expense)									(114)	(305)
Other revenue - external customers									2,294	3,332
Other revenue - other segments									1,537	1,388
Net interest income and other revenue									3,717	4,415
Non-interest expense									3,345	6,335
Significant noncash items:
Depreciation and amortization									280	903
Fixed asset and software impairment										609
Goodwill impairment										381
Provision for loan losses
Income tax expense (benefit)									198	(523)
Segment profit (loss)									384	(1,397)
Balance sheet information:
Total assets	2,250				3,577				2,250	3,577
Goodwill and intangibles
Premises and equipment expenditures									2	107
Other [Member]
Income Statement information:
Net interest income (expense)									(1,881)	(1,285)
Other revenue - external customers									19	32
Other revenue - other segments									245	146
Net interest income and other revenue									(1,617)	(1,107)
Non-interest expense									1,270	1,580
Significant noncash items:
Depreciation and amortization									10	10
Fixed asset and software impairment
Goodwill impairment
Provision for loan losses
Income tax expense (benefit)									(988)	(642)
Segment profit (loss)									1,899	(2,045)
Balance sheet information:
Total assets	75,328				73,208				75,328	73,208
Goodwill and intangibles
Premises and equipment expenditures										13
Total Segments [Member]
Income Statement information:
Net interest income (expense)									20,765	20,711
Other revenue - external customers									14,740	13,551
Other revenue - other segments									2,071	1,834
Net interest income and other revenue									37,576	36,096
Non-interest expense									29,589	32,087
Significant noncash items:
Depreciation and amortization									1,232	1,783
Fixed asset and software impairment									65	609
Goodwill impairment										381
Provision for loan losses									1,350	1,994
Income tax expense (benefit)									1,929	658
Segment profit (loss)									4,709	1,358
Balance sheet information:
Total assets	710,931				700,286				710,931	700,286
Goodwill and intangibles	17,572				18,202				17,572	18,202
Premises and equipment expenditures									1,021	680
Intersegment Elimination [Member]
Income Statement information:
Net interest income (expense)									(33)
Other revenue - external customers
Other revenue - other segments									(1,966)	(1,528)
Net interest income and other revenue									(1,999)	(1,528)
Non-interest expense									(2,104)	(1,834)
Significant noncash items:
Depreciation and amortization
Fixed asset and software impairment
Goodwill impairment
Provision for loan losses
Income tax expense (benefit)
Segment profit (loss)									105	306
Balance sheet information:
Total assets	(72,697)				(71,622)				(72,697)	(71,622)
Goodwill and intangibles
Premises and equipment expenditures